As filed with the Securities and Exchange Commission on October 11, 2002

                                                    Registration No. 333 - 7509
                                                                     811 - 7689

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

-------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 15
                                                 ---

                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 34
                                        --

                  RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                  -------------------------------------------
                        (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                      -----------------------------------
                           (Name of Depositor)



            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                    Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:

-----   immediately upon filing pursuant to paragraph (b) of Rule 485.

  X      on October 14, 2002 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----

        on ______________ pursuant to paragraph (a)(1) of Rule 485
-----


If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information for the Retirement Income Builder Variable Annuity, the Retirement Income Builder II Variable Annuity and the Portfolio Select Variable Annuity, and Exhibits of the Retirement Builder Variable Annuity Account are hereby incorporated by reference to Form N-4 Registration Statement (333-7509 and 811-7689) filed on April 29, 2002.

                       PORTFOLIO SELECT VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                        Supplement Dated October 1, 2002

                                     to the

                          Prospectus dated May 1, 2002

An optional "premium enhancement" rider is available at the time you buy your Portfolio Select Variable Annuity. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

-------------------------------------------------------------------------------------------------------------------------------
                                           ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                Separate Account Annual Expenses
                   Policy Owner Transaction Expenses                       (as a percentage of average account value)
-------------------------------------------------------------------------------------------------------------------------------
  Sales Load On Purchase Payments                              0       Mortality and Expense Risk Fees/(7)/           1.10%
  Maximum Surrender Charge                                             Administrative Charge                          0.15%
                                                                                                                      -----
    (as a % of Premium Payments  Surrendered)/(1)/             8%      TOTAL SEPARATE ACCOUNT
  Annual Service Charge/(2)/                    $0 - $30 Per Policy     ANNUAL EXPENSES                               1.25%
  Transfer Fee/(3)/                                        $0 - $10
                                                                       Optional Separate Account Expenses:
                                                                       -----------------------------------
  Optional Rider Fees:                                                 Annual Step-Up Death Benefit/(8)/              0.15%
  --------------------
  Managed Annuity Program/(4)/                                0.45%    Enhanced Death Benefit/(9)/                    0.25%
  Beneficiary Earnings Enhancement/(5)/                       0.25%    Liquidity Rider/(10)/                          0.50%
  Beneficiary Earnings Enhancement - Extra/(6)/         0.50%-0.60%    TOTAL SEPARATE ACCOUNT ANNUAL
                                                                       EXPENSES WITH HIGHEST OPTIONAL
                                                                       SEPARATE ACCOUNT EXPENSES/(11)/                2.00%
-------------------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Annual Expenses/(12)/
                     (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                          Rule     Portfolio
                                                                               Management      Other      12b-1      Annual
                                                                                  Fees       Expenses     Fees      Expenses
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund - Series I shares                           0.61%         0.24%      0.00%      0.85%
  AIM V.I. Core Equity Fund - Series I shares                                    0.61%         0.21%      0.00%      0.82%
  AIM V.I. International Growth Fund - Series I shares                           0.73%         0.32%      0.00%      1.05%
  AIM V.I. Premier Equity Fund - Series I shares                                 0.60%.        0.25%      0.00%      0.85%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                           ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                Separate Account Annual Expenses
                   Policy Owner Transaction Expenses                       (as a percentage of average account value)
-------------------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Annual Expenses/(12)/
                     (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total
                                                                                                          Rule     Portfolio
                                                                               Management      Other      12b-1      Annual
                                                                                  Fees       Expenses     Fees      Expenses
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund - Series I shares/(13)/                  0.71%         0.59%      0.00%       1.30%
  Alliance Premier Growth Portfolio - Class B                                    1.00%         0.04%      0.25%       1.29%
  Alliance Technology Portfolio -  Class B                                       1.00%         0.08%      0.25%       1.33%
  Davis Value Portfolio                                                          0.75%         0.12%      0.00%       0.87%
  Evergreen VA Blue Chip Fund                                                    0.61%         0.36%      0.00%       0.97%
  Evergreen VA Capital Growth Fund                                               0.80%         0.24%      0.00%       1.04%
  Evergreen VA Foundation Fund                                                   0.75%         0.18%      0.00%       0.93%
  Evergreen VA Fund                                                              0.75%         0.20%      0.00%       0.95%
  Evergreen VA Global Leaders Fund/(14)/                                         0.72%         0.28%      0.00%       1.00%
  Evergreen VA Growth Fund                                                       0.70%         0.20%      0.00%       0.90%
  Evergreen VA Growth and Income Fund                                            0.75%         0.20%      0.00%       0.95%
  Evergreen VA High Income Fund/(14)/                                            0.49%         0.52%      0.00%       1.01%
  Evergreen VA International Growth Fund/(14)/                                   0.03%         0.98%      0.00%       1.01%
  Evergreen VA Omega Fund                                                        0.52%         0.20%      0.00%       0.72%
  Federated American Leaders Fund II/(15)/                                       0.75%         0.12%      0.00%       0.87%
  Federated High Income Bond Fund II/(15)/                                       0.60%         0.16%      0.00%       0.76%
  Franklin Small Cap Fund - Class 2/(16)/                                        0.45%         0.31%      0.25%       1.01%
  Templeton Global Asset Allocation Fund - Class 2                               0.61%         0.20%      0.25%       1.06%
  Templeton Foreign Securities Fund - Class 2/(17)/                              0.68%         0.22%      0.25%       1.15%
  Templeton Developing Markets Securities Fund - Class 2                         1.25%         0.32%      0.25%       1.82%
  MFS Emerging Growth Series/(18)/                                               0.75%         0.12%      0.00%       0.87%
  MFS Research Series/(18)/                                                      0.75%         0.15%      0.00%       0.90%
  MFS Total Return Series/(18)/                                                  0.75%         0.14%      0.00%       0.89%
  MFS Utilities Series/(18)/                                                     0.75%         0.18%      0.00%       0.93%
  Oppenheimer Capital Appreciation Fund/VA                                       0.64%         0.04%      0.00%       0.68%
  Oppenheimer Main Street Growth & Income Fund/VA                                0.68%         0.05%      0.00%       0.73%
  Oppenheimer Multiple Strategies Fund/VA                                        0.72%         0.04%      0.00%       0.76%
  Oppenheimer Strategic Bond Fund/VA                                             0.74%         0.05%      0.00%       0.79%
  Putnam VT Global Growth Fund - Class IB Shares/(19)/                           0.71%         0.11%      0.25%       1.07%
  Putnam VT Growth and Income Fund - Class IB Shares/(19)/                       0.46%         0.05%      0.25%       0.76%
  Putnam VT Growth Opportunities Fund - Class IB Shares/(19)/                    0.70%         0.15%      0.25%       1.10%
  Putnam VT Money Market Fund - Class IB Shares/(19)/                            0.40%         0.05%      0.25%       0.70%
  Putnam VT New Value Fund - Class IB Shares/(19)/                               0.70%         0.09%      0.25%       1.04%
  Fidelity - VIP Equity-Income Portfolio - Service Class 2/(20)/                 0.48%         0.11%      0.25%       0.84%
  Fidelity - VIP Growth Portfolio - Service Class 2/(20)/                        0.58%         0.10%      0.25%       0.93%
  Fidelity - VIP Growth Opportunities Portfolio - Service Class/(20)/            0.58%         0.11%      0.10%       0.79%
  Fidelity - VIP High Income Portfolio - Service Class                           0.58%         0.13%      0.10%       0.81%
  Fidelity - VIP Index 500 Portfolio - Initial Class/(21)/                       0.24%         0.04%      0.00%       0.28%
  Fidelity - VIP Investment Grade Bond Portfolio - Initial Class                 0.43%         0.11%      0.00%       0.54%
-------------------------------------------------------------------------------------------------------------------------------

       *During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

/(1)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made to 0% after the seventh anniversary after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment unless you annuitize under the Life with Emergency Cash(SM) payment option. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account.

       If you select the Life with Emergency Cash(SM) annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

/(2)/ The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.

/(5)/ The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

/(6)/ The annual Beneficiary Earnings Enhancement-Extra fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

/(7)/ The mortality and expense risk fee shown (1.10%) is for the "Return of Premium Death Benefit".

/(8)/ The fee for the Annual Step-Up Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(9)/ The fee for the Enhanced Death Benefit is in addition to the mortality and expense risk fee (1.10%).

/(10)/ The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.10%). This fee is only charged for the first three policy years.

/(11)/ The Enhanced Death Benefit fee and Liquidity Rider fee are included herein. The Annual Step-Up Death Benefit fee is not included herein since it is less expensive than the Enhanced Death Benefit and the two optional death benefits may not be elected together.

/(12)/ The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

/(13)/ Expenses are after fee waivers and have been restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit Total Portfolio Annual Expenses to 1.30% of average daily net assets until December 31, 2002. Total Portfolio Annual Expenses before waivers and reimbursements for AIM V.I. Dent Demographic Trends Fund - Series I was 1.44%.

/(14)/ For the VA Global Leaders Fund, VA International Growth Fund, and the VA
       High Income Fund, management fees before waivers were 0.87%, 0.66%, and 0.70%, respectively.

/(15)/ Although not contractually obligated to do so, the shareholder services provider will waive certain amounts. Total Portfolio Annual Expenses before waivers for the American Leaders Fund II and the High Income Bond Fund II were 1.12% and 1.01%, respectively.

/(16)/ For the Franklin Small Cap Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.09%.

/(17)/ For the Templeton Foreign Securities Fund - Class 2, the manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.15%.

/(18)/ Each series has an expenses offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows:
       Emerging Growth Series - 0.11% and 0.86%; Research Series - 0.14% and 0.89%; Total Return Series - 0.13% and 0.88%; and Utilities Series - 0.17% and 0.92%.

/(19)/ As of April 30, 2001, the 12b-1 fee increased to 0.25%. As of April 29,
       2001, the 12b-1 fee was 0.22%, and total portfolio annual expenses were:
       Global Growth Fund - 1.04%; Growth and Income Fund - 0.73%; Growth Opportunities Fund - 1.07%; Money Market Fund - 0.67%; and New Value Fund
       - 1.04%.

/(20)/ The expenses presented in the table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Equity-Income Portfolio - 0.10% and 0.83%; Growth Portfolio - 0.07% and 0.90%; and Growth Opportunities - 0.09% and 0.77%.

/(21)/ The fund's manager agreed to reimburse a portfion of the portfolio's expenses during the period. The expenses presented in the table are shown with this reimbursement. Without this reimbursement, the portfolio's other expenses and total expenses would have been 0.11% and 0.35%, respectively.

(
(

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program and the Beneficiary Earnings Enhancement - Extra have been selected.

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Annual Step-Up Death Benefit
C = Enhanced Death Benefit

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 If the Policy is annuitized at
                                                             If the Policy is surrendered        the end of the applicable time
                                                             at the end of the applicable       period or if the Policy is still
                                                                     time period.                  in the accumulation phase.
                                                         --------------------------------------------------------------------------
                                                             1        3        5        10        1        3        5       10
  Subaccounts                                              Year     Years    Years    Years     Year     Years    Years    Years
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund -              A     $104     $140     $192      $361      $32     $ 99     $170     $361
                                                   --------------------------------------------------------------------------------
   Series I shares                                   B     $106     $145     $200      $375      $34     $104     $177     $375
                                                   --------------------------------------------------------------------------------
                                                     C     $107     $148     $205      $384      $35     $107     $182     $384

-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Core Equity Fund - Series I shares       A     $104     $139     $191      $358      $32     $ 98     $168     $358
                                                   --------------------------------------------------------------------------------
                                                     B     $105     $144     $198      $372      $34     $103     $175     $372
                                                   --------------------------------------------------------------------------------
                                                     C     $106     $147     $203      $381      $35     $106     $180     $381
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. International Growth Fund -              A     $106     $146     $202      $379      $34     $105     $179     $379
                                                   --------------------------------------------------------------------------------
   Series I shares                                   B     $108     $151     $210      $393      $36     $110     $187     $393
                                                   --------------------------------------------------------------------------------
                                                     C     $109     $154     $215      $402      $37     $113     $191     $402
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund -                    A     $104     $140     $192      $361      $32     $ 99     $170     $361
                                                   --------------------------------------------------------------------------------
   Series I shares                                   B     $106     $145     $200      $375      $34     $104     $177     $375
                                                   --------------------------------------------------------------------------------
                                                     C     $107     $148     $205      $384      $35     $107     $182     $384
-----------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Dent Demographic Trends Fund -           A     $109     $154     $215      $402      $37     $113     $191     $402
                                                   --------------------------------------------------------------------------------
   Series I shares                                   B     $110     $158     $222      $415      $38     $117     $198     $415
                                                   --------------------------------------------------------------------------------
                                                     C     $111     $161     $227      $424      $39     $120     $203     $424
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Premier Growth - Class B                 A     $109     $154     $214      $401      $37     $112     $191     $401
                                                   --------------------------------------------------------------------------------
                                                     B     $110     $158     $221      $414      $38     $117     $198     $414
                                                   --------------------------------------------------------------------------------
                                                     C     $111     $161     $226      $423      $39     $120     $203     $423
-----------------------------------------------------------------------------------------------------------------------------------
   Alliance Technology - Class B                     A     $109     $155     $216      $405      $37     $113     $193     $405
                                                   --------------------------------------------------------------------------------
                                                     B     $110     $159     $223      $418      $39     $118     $200     $418
                                                   --------------------------------------------------------------------------------
                                                     C     $111     $162     $228      $427      $40     $121     $204     $427
-----------------------------------------------------------------------------------------------------------------------------------
   Davis Value                                       A     $104     $141     $193      $363      $33     $100     $171     $363
                                                   --------------------------------------------------------------------------------
                                                     B     $106     $145     $201      $377      $34     $104     $178     $377
                                                   --------------------------------------------------------------------------------
                                                     C     $107     $148     $206      $386      $35     $107     $183     $386
-----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Blue Chip Fund                       A     $105     $144     $198      $372      $34     $103     $175     $372
                                                   --------------------------------------------------------------------------------
                                                     B     $107     $148     $206      $386      $35     $107     $183     $386
                                                   --------------------------------------------------------------------------------
                                                     C     $108     $151     $211      $395      $36     $110     $187     $395
-----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Capital Growth Fund                  A     $106     $146     $202      $378      $34     $105     $179     $378
                                                   --------------------------------------------------------------------------------
                                                     B     $108     $151     $209      $392      $36     $109     $186     $392
                                                   --------------------------------------------------------------------------------
                                                     C     $109     $154     $214      $401      $37     $112     $191     $401
-----------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Foundation Fund                      A     $105     $143     $196      $368      $33     $102     $174     $368
                                                   --------------------------------------------------------------------------------
                                                     B     $106     $147     $204      $382      $35     $106     $181     $382
                                                   --------------------------------------------------------------------------------
                                                     C     $107     $150     $209      $391      $36     $109     $186     $391
-----------------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE B - continued...


---------------------------------------------------------------------------------------------------------------------------------
                                                                                               If the Policy is annuitized at
                                                             If the Policy is surrendered      The end of the applicable time
                                                             At the end of the applicable     period or if the Policy is still
                                                                      Time period.                in the accumulation phase.
                                                      ---------------------------------------------------------------------------
                                                          1        3         5       10        1        3        5        10
  Subaccounts                                           Year     Years     Years    Years    Year     Years    Years     Years
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Fund                               A    $105      $143     $197     $370      $33     $102      $175     $370
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $148     $205     $384      $35     $107      $182     $384
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $151     $210     $393      $36     $110      $187     $393
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Global Leaders Fund                A    $106      $145     $200     $375      $34     $104      $177     $375
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $149     $207     $389      $35     $108      $184     $389
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $152     $212     $398      $36     $111      $189     $398
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth Fund                        A    $105      $142     $195     $366      $33     $101      $172     $366
                                                 --------------------------------------------------------------------------------
                                                   B    $106      $146     $202     $379      $34     $105      $179     $379
                                                 --------------------------------------------------------------------------------
                                                   C    $107      $149     $207     $389      $35     $108      $184     $389
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Growth and Income Fund             A    $105      $143     $197     $370      $33     $102      $175     $370
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $148     $205     $384      $35     $107      $182     $384
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $151     $210     $393      $36     $110      $187     $393
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA High Income Fund                   A    $106      $145     $200     $376      $34     $104      $177     $376
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $150     $208     $389      $35     $108      $185     $389
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $153     $213     $398      $36     $111      $189     $398
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA International Growth Fund          A    $106      $145     $200     $376      $34     $104      $177     $376
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $150     $208     $389      $35     $108      $185     $389
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $153     $213     $398      $36     $111      $189     $398
---------------------------------------------------------------------------------------------------------------------------------
   Evergreen VA Omega Fund                         A    $103      $136     $186     $349      $31     $ 96      $163     $349
                                                 --------------------------------------------------------------------------------
                                                   B    $104      $141     $193     $363      $33     $100      $171     $363
                                                 --------------------------------------------------------------------------------
                                                   C    $105      $144     $198     $372      $34     $103      $175     $372
---------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II              A    $104      $141     $193     $363      $33     $100      $171     $363
                                                 --------------------------------------------------------------------------------
                                                   B    $106      $145     $201     $377      $34     $104      $178     $377
                                                 --------------------------------------------------------------------------------
                                                   C    $107      $148     $206     $386      $35     $107      $183     $386
---------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II              A    $103      $138     $188     $352      $31     $ 97      $165     $352
                                                 --------------------------------------------------------------------------------
                                                   B    $105      $142     $195     $366      $33     $101      $173     $366
                                                 --------------------------------------------------------------------------------
                                                   C    $106      $145     $200     $376      $34     $104      $177     $376
---------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Fund - Class 2               A    $106      $145     $200     $376      $34     $104      $177     $376
                                                 --------------------------------------------------------------------------------
                                                   B    $107      $150     $208     $389      $35     $108      $185     $389
                                                 --------------------------------------------------------------------------------
                                                   C    $108      $153     $213     $398      $36     $111      $189     $398
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation               A    $106      $147     $203     $380      $34     $106      $180     $380
                                                 --------------------------------------------------------------------------------
   Fund - Class 2                                  B    $108      $151     $210     $394      $36     $110      $187     $394
                                                 --------------------------------------------------------------------------------
                                                   C    $109      $154     $215     $403      $37     $113      $192     $403
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign Securities Fund -             A    $107      $149     $207     $389      $35     $108      $184     $389
                                                 --------------------------------------------------------------------------------
   Class 2                                         B    $109      $154     $215     $402      $37     $113      $191     $402
                                                 --------------------------------------------------------------------------------
                                                   C    $110      $157     $220     $411      $38     $115      $196     $411
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing Markets Securities         A    $114      $169     $240     $447      $42     $128      $216     $447
                                                 --------------------------------------------------------------------------------
   Fund - Class 2                                  B    $115      $174     $247     $460      $43     $132      $223     $460
                                                 --------------------------------------------------------------------------------
                                                   C    $116      $176     $251     $468      $44     $135      $227     $468
---------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series                      A    $104      $141     $193     $363      $33     $100      $171     $363
                                                 --------------------------------------------------------------------------------
                                                   B    $106      $145     $201     $377      $34     $104      $178     $377
                                                 --------------------------------------------------------------------------------
                                                   C    $107      $148     $206     $386      $35     $107      $183     $386
---------------------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE B - continued...


-----------------------------------------------------------------------------------------------------------------------
                                                                                       If the Policy is annuitized at
                                                  If the Policy is surrendered         the end of the applicable time
                                                  at the end of the applicable        period or if the Policy is still
                                                         time period.                     in the accumulation phase.
                                                 ----------------------------------------------------------------------
                                                        1      3        5     10       1        3        5       10
Subaccounts                                            Year  Years    Years  Years    Year    Years    Years    Years
-----------------------------------------------------------------------------------------------------------------------
 MFS Research Series                              A    $105   $142     $195   $366     $33     $101     $172     $366
                                                -----------------------------------------------------------------------
                                                  B    $106   $146     $202   $379     $34     $105     $179     $379
                                                -----------------------------------------------------------------------
                                                  C    $107   $149     $207   $389     $35     $108     $184     $389
-----------------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                          A    $105   $142     $194   $365     $33     $101     $172     $365
                                                -----------------------------------------------------------------------
                                                  B    $106   $146     $202   $378     $34     $105     $179     $378
                                                -----------------------------------------------------------------------
                                                  C    $107   $149     $207   $388     $35     $108     $184     $388
-----------------------------------------------------------------------------------------------------------------------
 MFS Utilities Series                             A    $105   $143     $196   $368     $33     $102     $174     $368
                                                -----------------------------------------------------------------------
                                                  B    $106   $147     $204   $382     $35     $106     $181     $382
                                                -----------------------------------------------------------------------
                                                  C    $107   $150     $209   $391     $36     $109     $186     $391
-----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA         A    $102   $135     $184   $345     $31     $ 94     $161     $345
                                                -----------------------------------------------------------------------
                                                  B    $104   $140     $191   $359     $32     $ 99     $169     $359
                                                -----------------------------------------------------------------------
                                                  C    $105   $143     $196   $368     $33     $102     $174     $368
-----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Growth & Income          A    $103   $137     $186   $350     $31     $ 96     $164     $350
                                                -----------------------------------------------------------------------
 Fund/VA                                          B    $104   $141     $194   $364     $33     $100     $171     $364
                                                -----------------------------------------------------------------------
                                                  C    $105   $144     $199   $373     $34     $103     $176     $373
-----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Multiple Strategies Fund/VA          A    $103   $138     $188   $352     $31     $ 97     $165     $352
                                                -----------------------------------------------------------------------
                                                  B    $105   $142     $195   $366     $33     $101     $173     $366
                                                -----------------------------------------------------------------------
                                                  C    $106   $145     $200   $376     $34     $104     $177     $376
-----------------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA               A    $104   $139     $189   $355     $32     $ 98     $167     $355
                                                -----------------------------------------------------------------------
                                                  B    $105   $143     $197   $369     $33     $102     $174     $369
                                                -----------------------------------------------------------------------
                                                  C    $106   $146     $202   $378     $34     $105     $179     $378
-----------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund - Class IB          A    $106   $147     $203   $381     $35     $106     $180     $381
                                                -----------------------------------------------------------------------
 Shares                                           B    $108   $151     $211   $395     $36     $110     $187     $395
                                                -----------------------------------------------------------------------
                                                  C    $109   $154     $216   $404     $37     $113     $192     $404
-----------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund - Class         A    $103   $138     $188   $352     $31     $ 97     $165     $352
                                                -----------------------------------------------------------------------
 IB Shares                                        B    $105   $142     $195   $366     $33     $101     $173     $366
                                                -----------------------------------------------------------------------
                                                  C    $106   $145     $200   $376     $34     $104     $177     $376
-----------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth Opportunities Fund -            A    $107   $148     $205   $384     $35     $107     $182     $384
                                                -----------------------------------------------------------------------
 Class IB Shares                                  B    $108   $152     $212   $398     $36     $111     $189     $398
                                                -----------------------------------------------------------------------
                                                  C    $109   $155     $217   $406     $37     $114     $194     $406
-----------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund - Class IB           A    $103   $136     $185   $347     $31     $ 95     $162     $347
                                                -----------------------------------------------------------------------
 Shares                                           B    $104   $140     $192   $361     $32     $ 99     $170     $361
                                                -----------------------------------------------------------------------
                                                  C    $105   $143     $197   $370     $33     $102     $175     $370
-----------------------------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund - Class IB Shares       A    $106   $146     $202   $378     $34     $105     $179     $378
                                                -----------------------------------------------------------------------
                                                  B    $108   $151     $209   $392     $36     $109     $186     $392
                                                -----------------------------------------------------------------------
                                                  C    $109   $154     $214   $401     $37     $112     $191     $401
-----------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Equity-Income - Service Class 2   A    $104   $140     $192   $360     $32     $ 99     $169     $360
                                                -----------------------------------------------------------------------
                                                  B    $106   $145     $199   $374     $34     $103     $176     $374
                                                -----------------------------------------------------------------------
                                                  C    $107   $148     $204   $383     $35     $106     $181     $383
-----------------------------------------------------------------------------------------------------------------------
 Fidelity - VIP Growth - Service Class 2          A    $105   $143     $196   $368     $33     $102     $174     $368
                                                -----------------------------------------------------------------------
                                                  B    $106   $150     $204   $382     $35     $106     $181     $382
                                                -----------------------------------------------------------------------
                                                  C    $107   $150     $209   $391     $36     $109     $186     $391
-----------------------------------------------------------------------------------------------------------------------

EXAMPLES TABLE B - continued...

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              If the Policy is annuitized at
                                                            If the Policy is surrendered      the end of the applicable time
                                                            at the end of the applicable     period or if the Policy is still
                                                                    time period.                 in the accumulation phase.
                                                         -----------------------------------------------------------------------
                                                            1        3        5       10       1        3        5       10
  Subaccounts                                              Year    Years    Years    Years    Year    Years    Years    Years
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Growth Opportunities -            A     $104     $139     $189     $355     $32     $ 98     $167     $355
                                                         -----------------------------------------------------------------------
   Service Class                                    B     $105     $143     $197     $369     $33     $102     $174     $369
                                                         -----------------------------------------------------------------------
                                                    C     $106     $146     $202     $378     $34     $105     $179     $378
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP High Income - Service Class       A     $104     $139     $190     $357     $32     $ 98     $168     $357
                                                         -----------------------------------------------------------------------
                                                    B     $105     $144     $198     $371     $33     $103     $175     $371
                                                         -----------------------------------------------------------------------
                                                    C     $106     $147     $203     $380     $34     $106     $180     $380
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Index 500 - Initial Class         A     $ 98     $123     $163     $306     $27     $ 82     $141     $306
                                                         -----------------------------------------------------------------------
                                                    B     $100     $128     $ 71     $321     $28     $ 87     $149     $321
                                                         -----------------------------------------------------------------------
                                                    C     $101     $131     $176     $330     $29     $ 90     $154     $330
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity - VIP Investment Grade Bond -           A     $101     $131     $177     $331     $29     $ 90     $154     $331
                                                         -----------------------------------------------------------------------
   Initial Class                                    B     $103     $136     $184     $346     $31     $ 95     $162     $346
                                                         -----------------------------------------------------------------------
                                                    C     $104     $139     $189     $355     $32     $ 98     $167     $355
--------------------------------------------------------------------------------------------------------------------------------


Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying fund portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

In these examples, the annual $30 service charge is reflected as a charge of 0.1000% based on an average policy value of $30,000 (as of December 31, 2001).

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or "recapture" the full dollar amount of any premium enhancement upon the occurrence of any of the following events:
..    exercise of the right to cancel option;
..    exercise of the Nursing Care and Terminal Condition Withdrawal Option or
     the Unemployment Waiver within one year from the time we apply the premium enhancement;
..    a death benefit is payable within one year from the time we apply the premium enhancement; or
..    annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).

Rider Fee. There is no specific charge for the premium enhancement but the
---------
surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at
----------------
the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your "free amount" is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

-----------------------------------------------------
   Number of Years            Surrender Charge
    Since Premium            (as a percentage of
     Payment Date           premium surrendered)
-----------------------------------------------------
         0-1                         8%
         1-2                         8%
         2-3                         6%
         3-4                         6%
         4-5                         5%
         5-6                         4%
         6-7                         2%
     more than 7                     0%
-----------------------------------------------------

Other. You cannot elect both the L-Share rider and this premium enhancement
-----
rider.

Termination.  The rider is irrevocable.
-----------

   The premium enhancement rider may vary for certain policies and may not be available for all policies.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (a)(2) Termination of Principal Distribution Agreement by and
                      between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) (a) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

               (b) Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

               (c) Form of Policy Rider for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

               (d) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

               (e) Form of Policy Rider for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note 11


          (4)  (f)  Form of Policy for Portfolio Select Variable Annuity.  Note
                    16

          (4) (g) Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

          (4) (h) Form of Policy Rider for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

          (4) (i) Form of Policy Rider for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement - Extra). Note 16

          (4) (j) Form of Policy Rider for Portfolio Select Variable Annuity (Liquidity Rider). Note 16

          (4) (k) Form of Policy Rider for Portfolio Select Variable Annuity (Enhancement Rider). Note 17.

          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 5.

         (5)(b)(1) Amended form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 9.

         (5)(b)(2)  Form of Application for Portfolio Select Variable Annuity.
                    Note 17

               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

         (5)(c)(1) Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

         (5)(c)(2) Form of Application for Retirement Income Builder Variable Annuity. Note 17

               (d) Form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 6.

         (5)(d)(1) Amended form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 9.

         (5)(d)(2) Amended form of Application for the Retirement Income Builder II. Note 11.

         (5)(d)(3) Form of Application for Retirement Income Builder II Variable Annuity. Note 17

          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

          (8)  (a)(1) Participation Agreement between Variable Insurance
                      Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor).
                      Note 3

          (8)  (a)(2) Addendum to Participation Agreement between Variable
                      Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

          (8)  (a)(3) Addendums to Participation Agreements between PFL Life
                      Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

            (8)(a)(4) Amended Schedule A to Participation Agreements between PFL
                      Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.


          (8)  (b)    Participation Agreement by and among AIM Variable
                      Insurance Funds, Inc., PFL Life Insurance Company, and
                      AFSG Securities Corporation. Note 6

          (8)  (b)(1) Amendment No.1 to Participation Agreement by and among AIM
                      Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

           (8)(b)(2) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

          (8)  (c)    Form of Participation Agreement by and between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 5


          (c)(1) Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

          (8)  (c)(2) Addendum No. 2 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note
                      9.

               (c)(3) Addendum No. 3 to Participation Agreement between PFL Life
                      Insurance Company and Evergreen Variable Trust. Note 11

          (8)  (d)    Amended Exhibit A and Exhibit B to Participation Agreement
                      by and between PFL Life Insurance Company, Federated
                      Insurance Series and Federated Securities Corp. Note 5

           (8)(d)(1) Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp.
                      Note 9.

          (8)  (e)    Participation Agreement among MFS Variable Insurance
                      Trust, PFL Life Insurance Company and Massachusetts
                      Financial Services Company. Note 4

          (8)  (e)(1) Addendum to Participation Agreement, dated as of November
                      24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.


          (8)  (e)(2) Partial Termination of Participation Agreement among MFS
                      Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.


          (8)  (f)    Participation Agreement among Oppenheimer Variable Account
                      Funds, Oppenheimer Funds, Inc. and PFL Life Insurance
                      Company. Note 4

          (8)  (f)(1) Amendment to Participation Agreement, dated as of December
                      15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company.
                      Note 6.

          (8)  (g)    Participation Agreement by and between Putnam Variable
                      Trust, Putnam Mutual Funds Corp. and PFL Life Insurance
                      Company. Note 6

           (8)(g)(1) Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

          (8)  (h)    Amendment to Participation Agreement, dated as of April
                      15, 1997, between Dreyfus Variable Investment Fund, the
                      Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                      Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock
                      Index fund), and, PFL Life Insurance Company. Note 6.


          (8)  (i)    Amendment No. 5 to Participation Agreement among WRL
                      Series Fund, Inc., Western Reserve Life Assurance Co. of

                      Ohio, and PFL Life Insurance Company. Note 7.

            (8)(i)(1) Form of Amendment No. 20 to Participation Agreement among
                      AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.

               (j) Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

            (8)(j)(1) Revised Participation Agreement by and among Franklin
                      Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

               (k) Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

            (8)(l) Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

            (8)(m) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                      Note 9

            (8)(m)(1) Termination of Participation Agreement (Transamerica).
                      Note 13

            (8)(m)(2) Participation Agreement (Transamerica) Note 13.

            (8)(m)(3) Addendum to January 1, 2000 Transamerica Variable
                      Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13

            (8)(n) Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

            (8)(n)(1) Amendment No 1 to Participation Agreement by and among
                      Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

            (8)(o) Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14

            (9)       Opinion and Consent of Counsel.  Note 2

           (10)(a)    Consent of Independent Auditors. Note 15

           (10)(b)    Opinion and Consent of Actuary. Note 15

           (11)       Not applicable.

           (12)       Not applicable.

           (13)(a)    Performance Data Calculations (PFL RIB). Note 8

           (13)(b)    Performance Data Calculations. (PFL RIB) Note 8

           (13)(c)    Performance Data Calculations. (Portfolio Select) Note 8


           (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy. Note 6 Larry N. Norman
                      Note 11 Bart Herbert, Jr. Note 17 (Christopher H. Garrett, Arthur C. Schneider).


           ---------------------

           Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

           Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

           Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

           Note 4. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

           Note 5. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

           Note 6. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

           Note 7. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

           Note 8. Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

           Note 9. Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

           Note 11. Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

           Note 12. Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

           Note 13. Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

           Note 14. File with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.


           Note 15. Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2002.

           Note 16. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.

           Note 17.   Filed herewith.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
Larry N. Norman                    Director, Chairman of the Board and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Christopher H. Garrett             Director, Vice President and Actuary
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            General Counsel
Cedar Rapids, Iowa 52499-0001

Arthur C. Schneider                Director and Vice President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Corporate Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Director, Vice President, Treasurer and
4333 Edgewood Road N.E.            Chief Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27.  Number of Contract Owners

          As of December 31, 2001, there were 16,137 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:


Larry N. Norman                    Anne Spaes
Director and President             Director and Vice President

Frank A. Camp                      Teresa L. Stolba
Secretary                          Assistant Compliance Officer

Lisa Wachendorf                    Linda Gilmer
Director Vice President and Chief  Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                 Priscilla Hechler
Vice President                     Assistant Secretary and Assistant Vice President

Emily Bates
Assistant Treasurer

Clifton Flenniken                  Darin D. Smith
Assistant Treasurer                Assistant Secretary and Vice President


--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $14,078,387.03, $25,239,902.03 and $21,387,197.00 from the Registrant for the period ending December 31, 2001, December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VL A, and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These account are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts is a separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves a principal underwriter for separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company

Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 10/th/ day of October, 2002.


                                             RETIREMENT BUILDER VARIABLE
                                             ANNUITY ACCOUNT

                                             TRANSAMERICA LIFE INSURANCE COMPANY
                                             Depositor


                                                                               *
                                             -----------------------------------
                                             Larry N. Norman
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                                           Title                              Date
----------                                           -----                              ----
                                            *        Director                           __________, 2002
---------------------------------------------
Christopher H. Garrett


/s/ Craig D. Vermie                                  Director                           October 10, 2002
---------------------------------------------
Craig D. Vermie

                                            *        Director                           __________, 2002
---------------------------------------------        (Principal Executive Officer)
Larry N. Norman

                                            *        Director                           __________, 2002
---------------------------------------------
Arthur C. Schneider

                                            *        Vice President and                 __________, 2002
---------------------------------------------        Corporate Controller
Robert J. Kontz

                                            *        Director, Vice President,          __________, 2002
---------------------------------------------        Treasurer, and Chief
Brenda K. Clancy                                     Financial Officer


*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        333-7509

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                   RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT


                                 ---------------

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibit                                                         Page No.*
-----------    ----------------------                                                         ---------
(4)(k)         Form of Policy Rider (Enhancement Rider)

(5)(b)(2)      Form of Application for Portfolio Select Variable Annuity

(5)(c)(2)      Form of Application for Retirement Income Builder Variable Annuity

(5)(d)(3)      Form of Application for Retirement Income Builder II Variable Annuity

(14)           Powers of Attorney


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